Himax Technologies, Inc. (the Parent Company only) (Tables) - Equity attributable to owners of parent [member]	12 Months Ended
Dec. 31, 2022
Statement [line items]
Schedule of condensed statements of financial position

Condensed Statements of Financial Position

	December 31,	December 31,
	2021	2022

	(in thousands)
Cash	$972	2,946
Financial asset at amortized cost	5,659	5,330
Other current assets	516	529
Financial asset at fair value through profit or loss	12,269	13,290
Investments in subsidiaries and affiliates	1,228,969	1,473,234
Total assets	$1,248,385	1,495,329

Current liabilities	$885	132
Current portion of long-term unsecured borrowings	6,000	6,000
Short-term secured borrowings	151,400	369,300
Debt borrowing from a subsidiary	173,876	186,825
Long-term unsecured borrowings	46,500	40,500
Total equity	869,724	892,572
Total liabilities and equity	$1,248,385	1,495,329

Schedule of condensed statement of profit or loss

Condensed Statements of Profit or Loss

	Year ended December 31,
	2020	2021	2022

	(in thousands)
Revenues	$—	—	—
Costs and expenses	704	1,037	486
Operating loss	(704)	(1,037)	(486)
Interest income	126	148	166
Changes in fair value of financial assets at fair value through profit or loss	427	(143)	1,021
Foreign currency exchange gains (losses), net	356	115	(487)
Finance costs	(3,629)	(1,320)	(4,944)
Share of profits of subsidiaries and affiliates	50,558	439,133	241,712
Profit before income taxes	47,134	436,896	236,982
Income tax expense	—	—	—
Profit for the year	$47,134	436,896	236,982

Schedule of condensed statements of other comprehensive income

Condensed Statements of Other Comprehensive Income

	Year Ended December 31,
	2020	2021	2022

	(in thousands)

Profit for the year	$47,134	436,896	236,982
Other comprehensive income:
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	(213)	160	658
Unrealized gain (loss) on financial assets at fair value through other comprehensive income	67	(179)	142
Income tax related to items that will not be reclassified subsequently	38	(27)	(107)
Items that may be reclassified subsequently to profit or loss:
Foreign operations - foreign currency translation differences	512	(72)	(245)
Other comprehensive income for the year, net of tax	404	(118)	448
Total comprehensive income for the year	$47,538	436,778	237,430

Schedule of condensed statements of cash flows

	Year ended December 31,
	2020	2021	2022

	(in thousands)
Cash flows from operating activities:
Profit for the year	$47,134	436,896	236,982
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	(427)	143	(1,021)
Interest income	(126)	(148)	(166)
Finance costs	3,629	1,320	4,944
Share of profits of subsidiaries and affiliates	(50,558)	(439,133)	(241,712)
Unrealized foreign currency exchange losses (gains)	(356)	(115)	493
	(704)	(1,037)	(480)
Changes in:
Other current assets	(267)	(72)	(19)
Other current liabilities	(71)	750	(689)
Cash generated from operating activities	(1,042)	(359)	(1,188)
Interest received	130	139	172
Interest paid	(730)	(858)	(2,561)
Net cash used in operating activities	(1,642)	(1,078)	(3,577)
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(129)	(139)	(163)
Acquisitions of equity method investment	(758)	—	—
Net cash used in investing activities	(887)	(139)	(163)
Cash flows from financing activities:
Payments of cash dividends	—	(47,404)	(217,873)
Proceeds from long-term unsecured borrowings	60,000	—	—
Repayments of long-term unsecured borrowings	(1,500)	(6,000)	(6,000)
Proceeds from short-term secured borrowings	278,000	611,600	1,212,700
Repayments of short-term secured borrowings	(338,000)	(564,200)	(994,800)
Proceeds from issue of RSUs from subsidiaries	—	31	1,187
Proceeds from exercise of employee stock options	3,707	1,182	—
Proceeds from debt from a subsidiary	151,730	159,205	197,955
Repayments of debt from a subsidiary	(150,430)	(154,205)	(187,455)
Net cash provided by financing activities	3,507	209	5,714
Net increase (decrease) in cash	978	(1,008)	1,974
Cash at beginning of year	1,002	1,980	972
Cash at end of year	$1,980	972	2,946